Scope of Consolidation, Subsidiaries and Other Equity Investments - Subsidiaries (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€)
Subsidiaries
Revenue	€ 30,871,000	€ 27,842,000	€ 27,338,000
Profit/Loss After Tax	1,708,000	5,376,000	5,283,000
Total Equity	€ 42,848,000	€ 41,523,000	€ 29,927,000	€ 30,822,000
Number of Employees | employee	111,961	107,415	102,430
Ariba Technologies India Private Limited, Bengaluru, India
Subsidiaries
Ownership	100.00%
Revenue	€ 104,281
Profit/Loss After Tax	18,076
Total Equity	€ 41,087
Number of Employees | employee	1,308
Ariba, Inc., Palo Alto, CA, United States
Subsidiaries
Ownership	100.00%
Revenue	€ 1,457,046
Profit/Loss After Tax	543,678
Total Equity	€ 6,147,376
Number of Employees | employee	1,647
Concur Technologies, Inc., Bellevue, WA, United States
Subsidiaries
Ownership	100.00%
Revenue	€ 2,036,964
Profit/Loss After Tax	329,150
Total Equity	€ 8,702,490
Number of Employees | employee	3,368
Qualtrics, LLC, Wilmington, DE, United States
Subsidiaries
Ownership	100.00%
Revenue	€ 1,389,345
Profit/Loss After Tax	(1,279,289)
Total Equity	€ 8,276,577
Number of Employees | employee	3,920
SAP (China) Co., Ltd., Shanghai, China
Subsidiaries
Ownership	100.00%
Revenue	€ 1,315,556
Profit/Loss After Tax	78,398
Total Equity	€ (115,740)
Number of Employees | employee	6,485
SAP (Schweiz) AG, Biel, Switzerland
Subsidiaries
Ownership	100.00%
Revenue	€ 1,220,424
Profit/Loss After Tax	121,350
Total Equity	€ 240,769
Number of Employees | employee	860
SAP (UK) Limited, Feltham, United Kingdom
Subsidiaries
Ownership	100.00%
Revenue	€ 1,326,666
Profit/Loss After Tax	109,566
Total Equity	€ 174,850
Number of Employees | employee	1,721
SAP America, Inc., Newtown Square, PA, United States
Subsidiaries
Ownership	100.00%
Revenue	€ 7,679,678
Profit/Loss After Tax	(49,123)
Total Equity	€ 20,620,854
Number of Employees | employee	9,275
SAP Argentina S.A., Buenos Aires, Argentina
Subsidiaries
Ownership	100.00%
Revenue	€ 211,896
Profit/Loss After Tax	20,369
Total Equity	€ 54,086
Number of Employees | employee	1,115
SAP Asia Pte. Ltd., Singapore, Singapore
Subsidiaries
Ownership	100.00%
Revenue	€ 658,218
Profit/Loss After Tax	18,237
Total Equity	€ 16,758
Number of Employees | employee	1,109
SAP Australia Pty Ltd, Sydney, Australia
Subsidiaries
Ownership	100.00%
Revenue	€ 854,197
Profit/Loss After Tax	64,877
Total Equity	€ 114,663
Number of Employees | employee	1,317
SAP Brasil Ltda, Sao Paulo, Brazil
Subsidiaries
Ownership	100.00%
Revenue	€ 680,482
Profit/Loss After Tax	10,379
Total Equity	€ 67,004
Number of Employees | employee	2,532
SAP Canada, Inc., Toronto, Canada
Subsidiaries
Ownership	100.00%
Revenue	€ 1,143,722
Profit/Loss After Tax	61,871
Total Equity	€ 701,953
Number of Employees | employee	3,106
SAP Deutschland SE & Co. KG, Walldorf, Germany
Subsidiaries
Ownership	100.00%
Revenue	€ 5,213,029
Profit/Loss After Tax	792,021
Total Equity	€ 1,724,802
Number of Employees | employee	4,915
SAP Espana - Sistemas, Aplicaciones y Productos en la Informatica, S.A., Madrid, Spain
Subsidiaries
Ownership	100.00%
Revenue	€ 555,000
Profit/Loss After Tax	16,247
Total Equity	€ 207,794
Number of Employees | employee	912
SAP France S.A., Levallois-Perret, France
Subsidiaries
Ownership	100.00%
Revenue	€ 1,095,975
Profit/Loss After Tax	271,450
Total Equity	€ 1,982,374
Number of Employees | employee	1,562
SAP Hungary Rendszerek, Alkalmazasok es Termekek az Adatfeldolgozasban Informatikai Kft., Budapest, Hungary
Subsidiaries
Ownership	100.00%
Revenue	€ 149,269
Profit/Loss After Tax	3,350
Total Equity	€ 26,803
Number of Employees | employee	1,317
SAP India Private Limited, Bengaluru, India
Subsidiaries
Ownership	100.00%
Revenue	€ 752,754
Profit/Loss After Tax	105,449
Total Equity	€ 439,985
Number of Employees | employee	2,279
SAP Industries, Inc., Newtown Square, PA, United States
Subsidiaries
Ownership	100.00%
Revenue	€ 589,487
Profit/Loss After Tax	122,241
Total Equity	€ 1,316,745
Number of Employees | employee	256
SAP Italia Sistemi Applicazioni Prodotti in Data Processing S.p.A., Vimercate, Italy
Subsidiaries
Ownership	100.00%
Revenue	€ 643,856
Profit/Loss After Tax	30,780
Total Equity	€ 147,910
Number of Employees | employee	792
SAP Japan Co., Ltd., Tokyo, Japan
Subsidiaries
Ownership	100.00%
Revenue	€ 1,186,733
Profit/Loss After Tax	103,861
Total Equity	€ 407,789
Number of Employees | employee	1,424
SAP Labs Bulgaria EOOD, Sofia, Bulgaria
Subsidiaries
Ownership	100.00%
Revenue	€ 97,599
Profit/Loss After Tax	4,192
Total Equity	€ 25,753
Number of Employees | employee	1,249
SAP Labs India Private Limited, Bengaluru, India
Subsidiaries
Ownership	100.00%
Revenue	€ 807,222
Profit/Loss After Tax	77,473
Total Equity	€ 285,829
Number of Employees | employee	10,406
SAP Labs, LLC, Palo Alto, CA, United States
Subsidiaries
Ownership	100.00%
Revenue	€ 628,751
Profit/Loss After Tax	86,076
Total Equity	€ 758,813
Number of Employees | employee	1,871
SAP Mexico S.A. de C.V., Mexico City, Mexico
Subsidiaries
Ownership	100.00%
Revenue	€ 517,905
Profit/Loss After Tax	(7,337)
Total Equity	€ 119,388
Number of Employees | employee	1,060
SAP National Security Services, Inc., Newtown Square, PA, United States
Subsidiaries
Ownership	100.00%
Revenue	€ 1,148,035
Profit/Loss After Tax	225,370
Total Equity	€ 554,346
Number of Employees | employee	592
SAP Nederland B.V., 's-Hertogenbosch, the Netherlands
Subsidiaries
Ownership	100.00%
Revenue	€ 749,366
Profit/Loss After Tax	384,264
Total Equity	€ 827,982
Number of Employees | employee	693
SAP Service and Support Centre (Ireland) Limited, Dublin, Ireland
Subsidiaries
Ownership	100.00%
Revenue	€ 273,401
Profit/Loss After Tax	43,567
Total Equity	€ 68,008
Number of Employees | employee	1,706
SAP Services s.r.o., Prague, Czech Republic
Subsidiaries
Ownership	100.00%
Revenue	€ 100,727
Profit/Loss After Tax	1,264
Total Equity	€ 17,933
Number of Employees | employee	1,280
SuccessFactors, Inc., Newtown Square, PA, United States
Subsidiaries
Ownership	100.00%
Revenue	€ 817,875
Profit/Loss After Tax	322,698
Total Equity	€ 5,416,686
Number of Employees | employee	767